Cover	Aug. 30, 2022
Cover [Abstract]
Entity Registrant Name	NASCENT BIOTECH INC.
Entity Central Index Key	0001622057
Document Type	POS AM
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Document Period End Date	Aug. 30, 2022
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	45-0612715
Entity Address Address Line 1	623 17th Street, Suite 4
Entity Address City Or Town	Vero Beach
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32960
City Area Code	612
Local Phone Number	961-5656